Subsequent Events (Details) - USD ($)				1 Months Ended	2 Months Ended	6 Months Ended
	Oct. 18, 2018	Apr. 06, 2018	Jan. 09, 2018	Apr. 03, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Mar. 21, 2018
Aggregate shares, issued						2,020,202
Aggregate purchase price						$ 666,667
Legal fees						$ 52,020
Convertible promissory note principal amount		$ 243,000
Aggregate of common stock shares issued		9,000,000	7,000
Aggregate of common stock shares issued value		$ 243,000
Vantage Group Ltd [Member]
Convertible price				$ 0.027
Aggregate principal amount				$ 518,225
Convertible promissory note principal amount				$ 518,225			$ 41,000
Percentage of interest rate				7.00%			7.00%
Aggregate of common stock shares issued				9,300,000
Aggregate of common stock shares issued value				$ 241,650
Lyle Hauser [Member]
Convertible price				$ 0.0005
Aggregate principal amount				$ 68,969
Convertible promissory note principal amount				$ 68,969
Percentage of interest rate				7.00%
Series C Preferred Stock [Member]
Aggregate of common stock shares issued			35,164	7,000
Voting power of shareholders, description			The aggregate 77% of the total voting power of the Company's shareholders, approved by written consent an amendment to the Company's Articles of Incorporation, to change the name of the Company to Hash Labs Inc.
Series C Preferred Stock [Member] | Vantage Group Ltd [Member]
Aggregate of common stock shares issued				7,000
Subsequent Event [Member]
Aggregate shares, issued					333,333
Aggregate purchase price					$ 333,333
Convertible promissory note principal amount								$ 15,000
Percentage of interest rate								7.00%
Aggregate shares of common stock sold					866,666
Purchase price, per share					$ 1.00
Aggregate gross proceeds					$ 866,666
Percentage of fees	50.00%
Master services agreement, description	CXAU Digital Vault and Crypto-Gold, that will convert gold into a price-stable, 100% backed by physical gold crypto asset, by March 4, 2019.